Statutory Reserves	6 Months Ended
Jun. 30, 2020
Insurance [Abstract]
STATUTORY RESERVES

NOTE 9 – STATUTORY RESERVES

According to the Company Law in the PRC, companies are required to set aside 10% of their after-tax profit to general reserves each year, based on the PRC accounting standards, until the cumulative total of such reserves reaches 50% of the registered capital. These general reserves are not distributable as cash dividends to equity owners. The Company had appropriated $107,520 and $106,654 to statutory reserves as of June 30, 2020 and December 31, 2019, respectively.